Shareholders' Deficit (Details) - USD ($)		3 Months Ended
	Dec. 20, 2024	Mar. 31, 2026	Dec. 31, 2025
Shareholders' Equity (Deficit) [Line Items]
Preference shares authorized		5,000,000	5,000,000
Preference shares par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preference shares issued
Preference shares outstanding
Percentage of aggregate conversion of ordinary shares		20.00%
Voting percentage		50.00%
Affirmative vote		90.00%
Price per warrant		$ 1
Trading days		10 days
Exceeds price per share		$ 0.01
Prior written notice of redemption		30 days
Number of trading days for determining the newly issued share price		20 days
Commencing of trading day period		30 days
Effective business days		60 days
Gross proceeds percentage		60.00%
Common stock threshold trading days		20 days
Percentage of newly issued price		$ 115
Warrants [Member]
Shareholders' Equity (Deficit) [Line Items]
Warrants outstanding		16,000,000	16,000,000
Effective business days		30 days
Public Warrants [Member]
Shareholders' Equity (Deficit) [Line Items]
Warrants outstanding		11,500,000	11,500,000
Private Placement Warrants [Member]
Shareholders' Equity (Deficit) [Line Items]
Warrants outstanding		4,500,000	4,500,000
Price per warrant		$ 1
Business Combination [Member]
Shareholders' Equity (Deficit) [Line Items]
Voting percentage		50.00%
Price per warrant		$ 18
Business Combination [Member] | Warrants [Member]
Shareholders' Equity (Deficit) [Line Items]
Price per warrant		$ 9.2
Sponsor [Member]
Shareholders' Equity (Deficit) [Line Items]
Share issued (in Dollars)	$ 25,000
Class A Ordinary Shares [Member]
Shareholders' Equity (Deficit) [Line Items]
Ordinary shares authorized		500,000,000	500,000,000
Ordinary shares par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares issued
Ordinary shares outstanding
Ordinary shares subject to possible redemption		23,000,000	23,000,000
Voting rights		one
Price per warrant		$ 11.5
Newly adjusted issue price per share		$ 18
Effective business days		30 days
Percentage of newly issued price		$ 180
Class A Ordinary Shares [Member] | Common Stock [Member]
Shareholders' Equity (Deficit) [Line Items]
Ordinary shares issued		0	0
Ordinary shares outstanding		0	0
Class A Ordinary Shares [Member] | Warrants [Member]
Shareholders' Equity (Deficit) [Line Items]
Price per warrant		$ 11.5
Effective business days		20 days
Class A Ordinary Shares [Member] | Private Placement Warrants [Member]
Shareholders' Equity (Deficit) [Line Items]
Price per warrant		$ 11.5
Class A Ordinary Shares [Member] | Business Combination [Member]
Shareholders' Equity (Deficit) [Line Items]
Price per warrant		$ 9.2
Class B Ordinary Shares [Member]
Shareholders' Equity (Deficit) [Line Items]
Ordinary shares authorized		50,000,000	50,000,000
Ordinary shares par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares issued		5,750,000	5,750,000
Ordinary shares outstanding		5,750,000	5,750,000
Voting rights		one
Class B Ordinary Shares [Member] | Sponsor [Member]
Shareholders' Equity (Deficit) [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.0001
Shares issued	5,750,000
Share issued (in Dollars)	$ 25,000
Price per share (in Dollars per share)	$ 0.004